Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

	2019	2020	2021
Advertising, client acquisition and related expenses	562	301	342
Tax expenses, except income and payroll related taxes	367	316	390
Advisory and audit services	537	611	974
Rent of premises	102	113	107
Expenses related to Tochka platform services	538	382	365
IT related services	325	346	389
Offering expenses	79	71	—
Other expenses	932	593	661
Total selling, general and administrative expenses	3,442	2,733	3,228